THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Avenue
Greenwich, CT 06830-5203
Telephone: (203) 783-4400
Telecopy: (203) 783-4401

May 2, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Wright Managed Income Trust (the "Registrant")
File No.: 002-81915/811-03668
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies (a) that the Prospectus dated May 1, 2017 for the Wright Current Income Fund does not differ from that contained in Post-Effective Amendment No. 56 ("PEA No. 56") to the Registrant's Registration Statement on Form N-1A, and (b) that PEA No. 56 as filed electronically with the Commission (Accession No. 0001435109-17-000257) on April 27, 2017.

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2075 or gino.malaspina@atlanticfundservices.com.

Sincerely,

/s/ Gino Malaspina
Gino Malaspina, Esq.
Secretary to the Registrant